Fair Value of Financial Instruments - Derivative Fair Value Measurements Narrative (Details)	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Total derivative assets valued with prices provided by models and other valuation techniques percentage	16.00%
Total derivative liabilities valued with prices provided by models and other valuation techniques, percentage	14.00%